Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	$ 19,861	$ 41,587,339	$ (33,818,161)	$ 30,704	$ 7,819,743
Balance, shares at Dec. 31, 2021	7,447,955
Net loss			(3,122,592)	59,243	(3,063,349)
Issuance of ordinary shares by ATM offering	$ 1,222	4,365,420			4,366,642
Issuance of ordinary shares By ATM offering, shares	458,375
Conversion of Convertible Note	$ 4,400	4,028,639			4,033,039
Conversion of Convertible Note, shares	1,650,000
Exercise of warrants	$ 866	3,429,799			3,430,665
Exercise of warrants, shares	325,000
Issuance of shares in exchange of service	$ 166	210,607			210,773
Issuance of shares in exchange of service, shares	62,105
Exercise of options	$ 531	(531)
Exercise of options, shares	199,259				437,500
Share based compensation		526,496			$ 526,496
Balance at Dec. 31, 2022	$ 27,046	54,147,769	(36,940,753)	89,947	17,324,009
Balance, shares at Dec. 31, 2022	10,142,694
Net loss			(2,642,684)		$ (2,642,684)
Exercise of options, shares
Actuarial gain for post employment				8,543	$ 8,543
Balance at Dec. 31, 2023	$ 27,046	54,147,769	(39,583,437)	98,490	14,689,868
Balance, shares at Dec. 31, 2023	10,142,694
Net loss			(6,343,541)	4,715	(6,338,826)
Issuance of ordinary shares by ATM offering	$ 8,994	8,374,117			8,383,111
Issuance of ordinary shares By ATM offering, shares	3,372,825
Issuance of shares in exchange of service	$ 67	66,933			$ 67,000
Issuance of shares in exchange of service, shares	25,000
Exercise of options, shares
Share based compensation		1,227,600			$ 1,227,600
Issuance of shares in exchange of President’s service	$ 160	161,960			162,120
Issuance of shares in exchange of President's service, shares	60,000
Balance at Dec. 31, 2024	$ 36,267	$ 63,978,379	$ (45,926,978)	$ 103,205	$ 18,190,873
Balance, shares at Dec. 31, 2024	13,600,519